Advances from the Federal Home Loan Bank (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Advances from the Federal Home Loan Bank [Line Items]
Weighted-average interest rate percentage		4.58%
Maximum borrowings	$ 85,977,000	$ 99,279,000
Line of credit	2,000,000
Federal Home Loan Bank Borrowings [Member]
Advances from the Federal Home Loan Bank [Line Items]
Maximum borrowings	87,300,000
Federal Reserve Bank Discount Window [Member]
Advances from the Federal Home Loan Bank [Line Items]
Maximum borrowings	5,600,000
Minimum [Member]
Advances from the Federal Home Loan Bank [Line Items]
Percentage of interest rates for advances		1.64%
Maximum [Member]
Advances from the Federal Home Loan Bank [Line Items]
Percentage of interest rates for advances		5.46%
Residential Mortgage [Member]
Advances from the Federal Home Loan Bank [Line Items]
Mortgage loan total amount	$ 200,500,000	$ 157,300,000